                                                             [THE HARTFORD LOGO]

                       ANNUAL PRODUCT INFORMATION NOTICE
                               DATED MAY 1, 2013
                                      FOR
                     HARTFORD SELECT LEADERS LAST SURVIVOR

We no longer file a fully updated prospectus and statement of additional information ("SAI) in a Registration Statement with the Securities and Exchange Commission for the above product. This Notice updates certain information in the prospectus and statement of additional information dated May 1, 2007 for the variable life insurance product listed above. Please keep this Notice for future reference. The Prudential Insurance Company of America provides administration for the above-referenced variable life insurance product.

IMPORTANT FINANCIAL INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

We have included herein the financial statements for the Company and the Separate Account for the year ended December 31, 2012. The Company's ability to honor all guarantees under the Policy (including any Death Benefit guarantee provided by the Policy or any rider and the Fixed Account obligations) is subject to our claims-paying capabilities and/or financial strength. The financial statements of the Company should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.

You should review the Company's financial statements and the Separate Account's financial statements that are included with this Notice. In addition, the Company's most recent financial statement information is available at www.hartfordinvestor.com or requests for copies can also be directed to The Hartford, P.O. Box 2999, Hartford, Connecticut 06104-2999.

1. FUND DATA

The following amends "The Funds" section of the General Contract Information portion of your prospectus:

      MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES (expressed as a percentage of average daily net assets for the year ended
                               December 31, 2012)

                                                    MINIMUM          MAXIMUM
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                 0.53%            1.60%
(expenses that are deducted from Underlying
Fund assets,
including management fees, distribution
and/or service fees (12b-1) fees, and other
expenses.

FUNDING OPTION                                   INVESTMENT OBJECTIVE SUMMARY              INVESTMENT ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. Diversified Dividend Fund    Provide reasonable current income and      Invesco Advisers, Inc.
  -- Series II (1)                         long-term growth of income and capital
 Invesco V.I. Equally-Weighted S&P 500     Seeks to achieve a high level of total     Invesco Advisers, Inc.
  Fund -- Series II (2)                    return on its assets through a
                                           combination of capital appreciation and
                                           current income
 Invesco V.I. High Yield -- Series I       Total return, comprised of current income  Invesco Advisers, Inc.
                                           and capital appreciation
 Invesco Van Kampen V.I. Equity and        Capital appreciation and current income    Invesco Advisers, Inc.
  Income Fund -- Series II
 Invesco Van Kampen V.I. Growth and        Seeks to provide long-term growth of       Invesco Advisers, Inc.
  Income Fund -- Series II                 capital and income primarily through
                                           investments in common stocks
 Invesco Van Kampen V.I. U.S. Mid Cap      Above-average total return over a market   Invesco Advisers, Inc.
  Value Fund -- Series I                   cycle of three to five years by investing
                                           in common stocks and other equity
                                           securities
AMERICAN FUNDS INSURANCE SERIES
 American Funds Global Growth Fund --      Seeks growth of capital over time by       Capital Research and Management Company
  Class 2                                  investing primarily in common stocks of
                                           companies located around the world.
 American Funds Global Small               Seeks growth of capital over time by       Capital Research and Management Company
  Capitalization Fund -- Class 2           investing primarily in stocks of smaller
                                           companies located around the world.
 American Funds Growth Fund -- Class 2     Seeks to provide long-term growth of       Capital Research and Management Company
                                           capital.
 American Funds Growth-Income Fund --      Seeks capital growth and income over time  Capital Research and Management Company
  Class 2                                  by investing primarily in U.S. common
                                           stocks or other securities that
                                           demonstrate the potential for capital
                                           appreciation and/or dividends.
 American Funds International Fund --      Seeks growth of capital over time by       Capital Research and Management Company
  Class 2                                  investing primarily in common stocks of
                                           companies located outside the United
                                           States, including in emerging and
                                           developing countries.
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Small-Mid Cap Growth Securities  Seeks long-term capital growth             Franklin Advisers, Inc.
  Fund -- Class 2
 Franklin Strategic Income Securities      Seeks a high level of current income,      Franklin Advisers, Inc.
  Fund -- Class 1                          with capital appreciation over the long
                                           term as a secondary goal
 Mutual Shares Securities Fund -- Class 2  Capital appreciation, with income as a     Franklin Mutual Advisers, LLC
                                           secondary goal
 Templeton Developing Markets Securities   Seeks long-term capital appreciation       Templeton Asset Management Ltd.
  Fund -- Class 1
 Templeton Growth Securities Fund --       Seeks long-term capital growth             Templeton Global Advisors Limited
  Class 2                                                                             Sub-advised by Templeton Asset Management
                                                                                      Ltd. and Franklin Templeton Investments
                                                                                      (Asia) Limited

FUNDING OPTION                                   INVESTMENT OBJECTIVE SUMMARY              INVESTMENT ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Core Equity Series -- Initial      Seeks capital appreciation                 MFS Investment Management
  Class+
 MFS(R) Growth Series -- Initial Class     Seeks capital appreciation                 MFS Investment Management
 MFS(R) Investors Growth Stock Series --   Seeks capital appreciation                 MFS Investment Management
  Initial Class
 MFS(R) Investors Trust Series -- Initial  Seeks capital appreciation                 MFS Investment Management
  Class
 MFS(R) Total Return Series -- Initial     Seeks total return                         MFS Investment Management
  Class
MORGAN STANLEY SELECT DIMENSIONS
INVESTMENT SERIES
 Morgan Stanley -- Flexible Income         Seeks, as a primary objective, to provide  Morgan Stanley Investment Management Inc.
  Portfolio -- Class Y                     a high level of current income and, as a
                                           secondary objective, to maximize total
                                           return, but only to the extent consistent
                                           with its primary objective
 Morgan Stanley -- Focus Growth Portfolio  Seeks long-term capital growth             Morgan Stanley Investment Management Inc.
  -- Class Y
 Morgan Stanley -- Global Infrastructure   Seeks both capital appreciation and        Morgan Stanley Investment Management Inc.
  Portfolio -- Class Y+                    current income                             Sub-advised by Morgan Stanley Investment
                                                                                      Management Limited and Morgan Stanley
                                                                                      Investment Management Company
 Morgan Stanley -- Growth Portfolio --     Seeks long term growth of capital          Morgan Stanley Investment Management Inc.
  Class Y (3)
 Morgan Stanley -- Mid Cap Growth          Seeks long-term capital growth             Morgan Stanley Investment Management Inc.
  Portfolio -- Class Y
 Morgan Stanley -- Money Market Portfolio  Seeks high current income, preservation    Morgan Stanley Investment Management Inc.
  -- Class Y*                              of capital and liquidity
 Morgan Stanley -- Multi Cap Growth        Seeks long-term capital growth             Morgan Stanley Investment Management Inc.
  Portfolio -- Class Y (4)
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 UIF Core Plus Fixed Income Portfolio --   Seeks above-average total return over a    Morgan Stanley Investment Management Inc.
  Class I                                  market cycle of three to five years by
                                           investing primarily in a diversified
                                           portfolio of fixed income securities
 UIF Emerging Markets Debt Portfolio --    Seeks high total return by investing       Morgan Stanley Investment Management Inc.
  Class I                                  primarily in fixed income securities of
                                           government and government-related issuers
                                           and, to a lesser extent, of corporate
                                           issuers in emerging market countries
 UIF Emerging Markets Equity Portfolio --  Seeks long-term capital appreciation by    Morgan Stanley Investment Management Inc.
  Class I                                  investing primarily in growth-oriented     Sub-advised by Morgan Stanley Investment
                                           equity securities of issuers in emerging   Management Company and Morgan Stanley
                                           market countries                           Investment Management Limited

+ Closed to new and subsequent Premium Payments and transfers of Contract Value.

* In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.

NOTES

(1)  Formerly Invesco V.I. Dividend Growth Fund -- Series II

(2) Formerly Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund -- Series II

(3)  Formerly Morgan Stanley -- Capital Growth Portfolio -- Class Y

(4)  Formerly Morgan Stanley -- Capital Opportunities Portfolio -- Class Y

2. FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES

The following updates the "Fees We Receive from Funds and Related Parties" under the ABOUT US section of the prospectus:

For the fiscal year ended December 31, 2012, revenue sharing (administrative service payments and/or Rule 12b-1 fees received from Fund complexes (or affiliated entities)), did not exceed: $10.7 million (excluding indirect benefits received by offering HLS Funds as investment options).

3. POLICY LIMITATIONS

The following applies to the "Policy Limitations" under the YOUR POLICY section of the prospectus:

There are some restrictions on your ability to make sub-account transfers. These include: a) one sub-account transfer request each day; b) a total of 20 sub-account transfers each Calendar Year (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet, telephone, same day mail or courier service; and
c) policies designed by the Underlying Funds to restrict excessive sub-account transfers. Please refer to the May 1, 2007 version of the prospectus for more information or contact Us.

4. ADDITIONAL PAYMENTS

The following updates the "Additional Payment" section under HOW POLICIES ARE SOLD in the prospectus:

Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of additional payments to, among other things encourage the sale of this Policy. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

For the year ended December 31, 2012, Hartford and its affiliates paid approximately $3,700,000 in Additional Payments to Financial Intermediaries in conjunction with the promotion and support of individual life policies.

In addition, for the year ended December 31, 2012, Hartford, HESCO and their affiliates, Hartford Life and Annuity Insurance Company, paid $5,400,000 in Additional Payments to an affiliated Financial Intermediary, Woodbury Financial Services, Inc. (an indirect wholly owned subsidiary of Hartford).

5. LEGAL PROCEEDINGS

The following updates the "Legal Proceedings" section of the prospectus:

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

ADDITIONAL INFORMATION AND CONTACTING THE HARTFORD

In addition to this Annual Product Information Notice, each year you receive the financial statements of the issuing company and the separate account. You will receive the underlying fund prospectuses with the confirmation statement of any fund transaction that you make throughout the year. You can also obtain fund prospectuses: 1) from our website at www.hartfordinvestor.com; 2) by calling your registered representative; or 3) by calling Hartford at 1-800-231-5453. You will receive each underlying fund's annual and semi-annual reports that you are invested in as well as quarterly and annual policy statements. For performance and other policy information, visit our website at www.hartfordinvestor.com or call our customer service representatives at 1-800-231-5453. Our mailing address is The Prudential Insurance Company of America, as Administrator for The Hartford, 500 Bielenberg Drive, Woodbury, MN 55125.